Lease (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
Operating lease ROU asset	$ 241,911	$ 324,267
Current operating lease liabilities	104,549	101,505
Noncurrent operating lease liabilities	147,525	$ 231,312
Total operating lease liabilities	252,074
Finance leases:
Property and equipment, at cost	4,366,665
Accumulated amortization	(2,267,449)
Property and equipment, net	2,099,216
Current obligations of finance leases	1,317,542
Finance leases, net of current obligations	1,222,420
Total finance lease liabilities	$ 2,539,962